Fees Summary	Jun. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,610,090.00
Previously Paid Amount	0.00
Total Fee Amount	246.50
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 246.50
Narrative - Max Aggregate Offering Price	$ 1,610,090.00
Final Prospectus	true